CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Current liabilities	¥ 1,268,414	¥ 1,524,656
Non-current liabilities	47,416	12,610
Without recourse | VIE
Current liabilities | ¥	356,907	448,836
Non-current liabilities | ¥	¥ 7,553	¥ 8,637
Class A Ordinary shares
Ordinary shares, shares authorized	1,550,000,000	1,550,000,000
Ordinary shares, shares issued	249,007,733	246,496,859
Ordinary shares, shares outstanding	249,007,733	246,496,859
Class B Ordinary shares
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	15,446,778	15,446,778
Ordinary shares, shares outstanding	15,446,778	15,446,778